SUPPLEMENTAL INFORMATION - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Net sales	$ 5,150	$ 7,068	$ 10,143	$ 13,074
Finance, interest and other income	428	499	896	950
Total Revenues	5,578	7,567	11,039	14,024
Costs and Expenses
Cost of goods sold	5,114	5,751	9,528	10,717
Selling, general and administrative expenses	484	555	1,010	1,094
Research and development expenses	203	273	417	517
Restructuring expenses	7	28	12	36
Interest expense	170	195	351	378
Goodwill impairment charge	585	0	585	0
Other, net	(1,295)	211	(1,098)	379
Total Costs and Expenses	5,268	7,013	10,805	13,121
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	310	554	234	903
Income tax (expense) benefit	40	(135)	63	(225)
Equity in income of unconsolidated subsidiaries and affiliates	11	8	10	13
Net income	361	427	307	691
Industrial Activities
Revenues
Net sales	5,150	7,068	10,143	13,074
Finance, interest and other income	13	23	28	53
Total Revenues	5,163	7,091	10,171	13,127
Costs and Expenses
Cost of goods sold	5,114	5,751	9,528	10,717
Selling, general and administrative expenses	396	497	860	990
Research and development expenses	203	273	417	517
Restructuring expenses	7	26	12	34
Interest expense	72	89	146	172
Goodwill impairment charge	585	0	585	0
Other, net	(1,455)	18	(1,440)	34
Total Costs and Expenses	4,922	6,654	10,108	12,464
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	241	437	63	663
Income tax (expense) benefit	60	(104)	113	(158)
Equity in income of unconsolidated subsidiaries and affiliates	7	3	(2)	0
Results from intersegment investments	53	91	133	186
Net income	361	427	307	691
Financial Services
Revenues
Net sales	0	0	0	0
Finance, interest and other income	441	519	930	993
Total Revenues	441	519	930	993
Costs and Expenses
Cost of goods sold	0	0	0	0
Selling, general and administrative expenses	88	58	150	104
Research and development expenses	0	0	0	0
Restructuring expenses	0	2	0	2
Interest expense	124	149	267	302
Goodwill impairment charge	0	0	0	0
Other, net	160	193	342	345
Total Costs and Expenses	372	402	759	753
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	69	117	171	240
Income tax (expense) benefit	(20)	(31)	(50)	(67)
Equity in income of unconsolidated subsidiaries and affiliates	4	5	12	13
Results from intersegment investments	0	0	0	0
Net income	$ 53	$ 91	$ 133	$ 186